Inventories	12 Months Ended
Mar. 31, 2020
Classes of current inventories [abstract]
Inventories
14.	Inventories
Components of inventories as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Merchandise and finished goods	79,209	53,682
Work in process	98,373	92,020
Raw materials and supplies	57,039	53,624

Total	234,621	199,326

The amount of inventories recognized as an expense during the period was included within cost of sales. Inventory write-down to net realizable value recognized as cost of sale
s
 for the fiscal years ended March 31, 2018, 2019, and 2020, was 15,517 million JPY, 15,723 million JPY, and 7,693 million JPY, respectively. There was no material reversal of write-downs during the fiscal years presented.